SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
SHORT-TERM INVESTMENTS
Schedule of short-term investments

		December 31,
	Category	2019	2018
Mutual funds (Notes 30)	At FVTPL	9,349	—
Assets in Sistema-Capital trust management (Notes 27, 30)	At FVTPL	8,195	11,644
Notes / loans	At amortized cost	6,376	22,241
Deposits	At amortized cost	1,699	14,388
Other		—	70
Short-term investments, gross		25,619	48,343
Allowance for ECL		(1)	(480)
Total short-term investments		25,618	47,863